Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 536,487	$ 352,652
Investment securities:
Held to maturity debt securities (Market value of $4,400 on December 31, 2025 and $4,400 on December 31, 2024)	4,400	4,400
Available for sale debt securities (Amortized cost of $5,281,090 on December 31, 2025 and $5,472,310 on December 31, 2024)	4,966,268	4,987,916
Equity securities with readily determinable fair values	5,573	5,394
Total investment securities	4,976,241	4,997,710
Loans	9,460,422	8,809,826
Less allowance for credit losses	(159,174)	(156,537)
Net loans	9,301,248	8,653,289
Bank premises and equipment, net	422,993	428,221
Accrued interest receivable	72,430	72,175
Other investments	448,327	356,735
Cash surrender value of life insurance policies	309,627	303,042
Goodwill	282,532	282,532
Other assets	226,450	292,496
Total assets	16,576,335	15,738,852
Deposits:
Demand-non-interest bearing	4,486,208	4,612,344
Savings and interest bearing demand	4,748,978	4,599,957
Time	3,201,320	2,899,543
Total deposits	12,436,506	12,111,844
Securities sold under repurchase agreements	585,544	535,322
Other borrowed funds	10,332	10,541
Junior subordinated deferrable interest debentures	108,868	108,868
Other liabilities	183,447	175,570
Total liabilities	13,324,697	12,942,145
Shareholders' equity:
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 96,658,794 shares on December 31, 2025 and 96,616,673 shares on December 31, 2024	96,659	96,617
Surplus	160,861	159,333
Retained earnings	3,681,408	3,356,177
Accumulated other comprehensive loss	(246,316)	(379,054)
Total shareholders' equity before treasury stock	3,692,612	3,233,073
Less cost of shares in treasury, 34,490,048 shares on December 31, 2025 and 34,407,674 on December 31, 2024	(440,974)	(436,366)
Total shareholders' equity	3,251,638	2,796,707
Total liabilities and shareholders' equity	$ 16,576,335	$ 15,738,852